Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2020
Risk And Concentration [Abstract]
Disclosure Of Concentration Of Accounts Receivable	The following table summarized party with greater than 10% of the accounts receivable:

	As of December 31,
	2019	2020
Customer A(*)	31%	—